UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: (811-05802)

Exact name of registrant as specified in charter:	Putnam Pennsylvania Tax Exempt Income Fund

Address of principal executive offices: One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Beth S. Mazor, Vice President
One Post Office Square
Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq.
Ropes & Gray LLP
One International Place
Boston, Massachusetts 02110

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end: May 31, 2009

Date of reporting period: February 28, 2009

Item 1. Schedule of Investments:

Putnam Pennsylvania Tax Exempt Income Fund
The fund's portfolio
2/28/09 (Unaudited)

Key to abbreviations
AGO -- Assured Guaranty, Ltd.
AMBAC -- AMBAC Indemnity Corporation
CIFG -- CIFG Assurance North America, Inc.
Cmnwlth. of PR Gtd. -- Commonwealth of Puerto Rico Guaranteed
FGIC -- Financial Guaranty Insurance Company
FHLMC Coll. -- Federal Home Loan Mortgage Corporation Collateralized
FNMA Coll. -- Federal National Mortgage Association Collateralized
FRN -- Floating Rate Notes
FSA -- Financial Security Assurance
GNMA Coll. -- Government National Mortgage Association Collateralized
G.O. Bonds -- General Obligation Bonds
NATL -- National Public Finance Guarantee Corporation
Radian Insd. -- Radian Group Insured
VRDN -- Variable Rate Demand Notes
XLCA -- XL Capital Assurance

MUNICIPAL BONDS AND NOTES (99.0%)(a)
		Principal
	Rating(RAT)	amount	Value

Guam (0.5%)
Territory of GU, Econ. Dev. & Comm. Auth. Rev. Bonds
(Tobacco Settlement)
5 5/8s, 6/1/47	BBB+/F	$250,000	$160,270
5 1/4s, 6/1/32	BBB+/F	790,000	556,373
			716,643

Pennsylvania (89.3%)
Allegheny Cnty., G.O. Bonds, Ser. C-61, AGO, 5s,
12/1/23	AAA	1,210,000	1,249,494
Allegheny Cnty., Higher Ed. Bldg. Auth. Rev. Bonds
(Robert Morris U.), Ser. A, 6s, 10/15/38	Baa3	945,000	670,657
(Duquesne U.), 5s, 3/1/33	A2	1,000,000	905,320
Allegheny Cnty., Hosp. Dev. Auth. Rev. Bonds
(Hlth. Syst.-West PA), Ser. A, 5 3/8s, 11/15/40	BB	1,095,000	606,356
(Children's Hosp.), NATL, 5 3/8s, 7/1/17 (Prerefunded)	AA-	2,450,000	2,765,021
Allegheny Cnty., Indl. Dev. Auth. Rev. Bonds (Env.
Impt. - USX Corp.)
6s, 1/15/14	Baa1	2,555,000	2,555,383
Ser. A, 5.6s, 9/1/30	Baa1	500,000	409,425
Allegheny Cnty., Redev. Auth. Tax Increment Rev. Bonds
(Waterfront), Ser. B, 6.4s, 12/15/18 (Prerefunded)	A-/F	1,200,000	1,324,260
Allegheny Cnty., Sanitation Auth. Swr. Rev. Bonds, NATL
5 1/2s, 12/1/30	AA-	305,000	307,327
5 1/2s, 12/1/30 (Prerefunded)	AA-	1,695,000	1,823,922
Allentown, Coml. & Indl. Dev. VRDN (Diocese
of Allentown), 0.65s, 12/1/29	Aa1	2,200,000	2,200,000
Berks Cnty., Muni. Auth. Rev. Bonds (Albright
College), 5 3/8s, 10/1/28	Ba1	735,000	513,412
Bucks Cnty., Cmnty. College Auth. Rev. Bonds (College
Bldg.), 5s, 6/15/28	Aa1	1,000,000	1,023,800
Bucks Cnty., Indl. Dev. Auth. Rev. Bonds
(Pennswood Village), 6s, 10/1/34 (Prerefunded)	AAA/P	1,000,000	1,147,010
AMBAC, 5 1/2s, 9/15/17	Baa1	1,000,000	1,063,990
Bucks Cnty., Indl. Dev. Auth. Retirement Cmnty. Rev.
Bonds (Ann's Choice, Inc.), Ser. A, 5.4s, 1/1/15	BB/P	240,000	203,585
Burrell, PA School Dist. G.O. Bonds, Ser. A, FSA, 5s,
7/15/25	Aa3	1,000,000	1,022,670
Butler, Area School Dist. G.O. Bonds, 5 1/4s, 10/1/26	A	1,500,000	1,524,765
Carbon Cnty., Indl. Dev. Auth. Rev. Bonds (Panther
Creek Partners), 6.65s, 5/1/10	BBB-	935,000	937,375
Catasauqua, Area School Dist. G.O. Bonds, FSA, 5s,
2/15/26	AAA	1,000,000	1,019,360
Chester Cnty., Hlth. & Ed. Fac. Auth. Rev. Bonds
(Jenners Pond, Inc.), 7 5/8s, 7/1/34 (Prerefunded)	AAA/P	500,000	600,460
Cumberland Cnty., Muni. Auth. Rev. Bonds
(Presbyterian Homes Oblig.), Ser. A, 5.45s, 1/1/21	BBB+	335,000	276,452
(Presbyterian Homes Oblig.), Ser. A, 5.15s, 1/1/18	BBB+	730,000	618,945
(Diakon Lutheran Ministries), 5s, 1/1/36	BBB+/F	500,000	321,320
Dauphin Cnty., Indl. Dev. Auth. Wtr. Rev. Bonds
(Dauphin Cons. Wtr. Supply), Ser. A, 6.9s, 6/1/24	A3	1,000,000	1,028,420
Delaware Cnty., College Auth. Rev. Bonds
(Neumann College), 6 1/4s, 10/1/38	BBB	75,000	59,849
(Neumann College), 6s, 10/1/30	BBB	325,000	263,790
(Haverford College), 5 3/4s, 11/15/25	Aa2	1,000,000	1,035,220
(Neumann College), 5 1/8s, 10/1/11	BBB	1,000,000	991,390
Delaware Cnty., Indl. Dev. Auth. Resource Recvy. Rev.
Bonds, Ser. A, 6.1s, 7/1/13	Ba1	1,200,000	1,191,804
Delaware River Joint Toll Bridge Rev. Bonds, 5 1/4s,
7/1/20 (Prerefunded)	A2	1,130,000	1,288,957
Delaware River Joint Toll Bridge Comm. Rev. Bonds,
Ser. A, NATL, 5s, 7/1/27	AA-	1,000,000	1,010,110
Delaware Valley, Regl. Fin. Auth. Rev. Bonds, Ser. B,
AMBAC, 5.7s, 7/1/27	Aa2	3,030,000	3,127,536
East Stroudsburg, Area School Dist. G.O. Bonds, FSA,
5s, 9/1/27	Aa3	1,500,000	1,529,385

Eastern York, School Dist. G.O. Bonds, Ser. A, FSA,
5s, 9/1/25	Aa3	1,100,000	1,129,018
Easton, Area School Dist. FRN, Ser. 05, FSA, 7 1/2s,
4/1/21	Aa3	1,000,000	1,207,610
Economy, Muni. Auth. Swr. Rev. Bonds, FSA, 5s, 12/15/28	AAA	2,665,000	2,671,423
Erie, Higher Ed. Bldg. Auth. Rev. Bonds (Mercyhurst
College), 5.35s, 3/15/28	BBB	1,000,000	826,990
Erie-Western PA Port Auth. Rev. Bonds, 6 1/4s, 6/15/10	BB+/F	310,000	309,991
Exeter Twp., School Dist. G.O. Bonds, FGIC, NATL, 5s,
5/15/23	A1	1,000,000	1,018,770
Harrisburg, Wtr. Auth. Rev. Bonds, 5 1/8s, 7/15/28	A3	1,000,000	960,200
Lancaster Cnty., Hosp. Auth. Rev. Bonds
(Gen. Hosp.), 5 1/2s, 3/15/26 (Prerefunded)	AAA/P	1,500,000	1,701,930
(Lancaster General Hosp.), Ser. A, 5s, 3/15/26	Aa3	1,000,000	918,290
Lancaster, Higher Ed. Auth. College Rev. Bonds
(Franklin & Marshall College), 5s, 4/15/29	A1	1,000,000	964,300
Langhorne Manor Boro., Higher Edl. & Hlth. Auth. Rev.
Bonds (Woods Svcs.), Radian Insd., 5.1s, 11/15/21	BBB+	1,285,000	1,055,281
Latrobe, Indl. Dev. Auth. Rev. Bonds (St. Vincent
College), 5.7s, 5/1/31	Baa1	1,500,000	1,233,945
Lehigh Cnty., Gen. Purpose Auth. Rev. Bonds (Lehigh
Valley Hosp. Hlth. Network)
Ser. A, 5 1/4s, 7/1/32	A1	2,750,000	2,365,880
FSA, 5 1/4s, 7/1/16	Aa3	1,950,000	2,060,507
Lehigh Cnty., Gen. Purpose Hosp. Rev. Bonds (Lehigh
Valley Hlth. Network), Ser. A, FSA, 5s, 7/1/25	AAA	1,360,000	1,237,083
Luzerne Cnty., Indl. Dev. Auth. VRDN, 0.6s, 11/1/26	A-1	1,000,000	1,000,000
Monroe Cnty., Hosp. Auth. Rev. Bonds (Pocono Med.
Ctr.), 5 1/8s, 1/1/37	A-	1,000,000	723,180
Montgomery Cnty., Indl. Dev. Auth. Rev. Bonds
(Montenay Resource Recvy.), Ser. A, NATL, 5 1/4s,
11/1/14	AA-	2,175,000	2,461,709
Montgomery Cnty., Indl. Dev. Auth. Wtr. Fac. Rev.
Bonds (Aqua PA, Inc.), Ser. A, 5 1/4s, 7/1/42	AA-	1,250,000	1,018,463
Nazareth, Area School Dist. G.O. Bonds, Ser. A, FSA,
5s, 2/15/28 (Prerefunded)	Aa3	1,525,000	1,746,430
New Morgan, Indl. Dev. Auth. Solid Waste Disp. Rev.
Bonds (New Morgan Landfill Co., Inc.), 6 1/2s, 4/1/19	BBB	450,000	420,345
New Wilmington, Muni. Auth. Rev. Bonds (Westminster
College), Ser. GG4, Radian Insd., 5 1/8s, 5/1/33	BBB+	1,000,000	728,830
Northampton Cnty., Hosp. Auth. Rev. Bonds (Saint Lukes
Hosp.), Ser. A, 5 1/2s, 8/15/40	Baa1	1,000,000	812,430
Northeastern York, School Dist. G.O. Bonds, XLCA, 5s,
3/1/21	A+	1,035,000	1,088,427
PA Econ. Dev. Fin. Auth. Rev. Bonds (Amtrak), Ser. A ,
6 1/4s, 11/1/31	A2	1,000,000	745,810
PA Econ. Dev. Fin. Auth. Solid Waste Disp. Rev. Bonds
(Procter & Gamble Paper), 5 3/8s, 3/1/31	Aa3	1,000,000	894,180
PA Fin., Auth. Rev. Bonds (Penn Hills), Ser. B, AMBAC,
zero %, 12/1/27	A	1,000,000	336,910
PA Hsg. Fin. Agcy. Rev. Bonds
Ser. 103C, 5.2s, 10/1/28	AA+	1,000,000	1,011,200
(Single Family Mtge.), Ser. 88A, 3.9s, 10/1/12	AA+	810,000	805,707
(Single Family Mtge.), Ser. 88A, 3.9s, 4/1/12	AA+	790,000	786,358
PA State Econ. Dev. Fin. Auth. Resource Recvy. Rev.
Bonds (Northampton Generating), Ser. A, 6.6s, 1/1/19	B-	600,000	405,540
PA State Higher Edl. Fac. Auth. G.O. Bonds
(Allegheny), Ser. B, 6 1/8s, 11/1/13	A-	85,000	85,054
PA State Higher Edl. Fac. Auth. Rev. Bonds
(Edinboro U.), 5 7/8s, 7/1/38	Baa3	1,000,000	762,670
(Drexel U.), 5 1/2s, 5/1/12	A+	2,000,000	2,192,540
(Widener U.), 5 1/4s, 7/15/24	BBB+	1,000,000	876,940
(Assn. Indpt. Colleges & U. - Gwynedd Mercy), Ser.
GG5, Radian Insd., 5 1/8s, 5/1/32	A3	1,020,000	763,694
(Philadelphia U.), 5s, 6/1/30	Baa2	200,000	138,836
(U. of PA), Ser. B, 5s, 9/1/25	AA+	1,150,000	1,203,360
(Assn. Indpt. Colleges U. Fin.), FGIC, NATL, 5s,
11/1/24	AA-	1,250,000	1,252,738
(Philadelphia U.), 5s, 6/1/22	Baa2	330,000	259,812
PA State Indl. Dev. Auth. Rev. Bonds, 5 1/2s, 7/1/23	A3	2,000,000	2,066,120
PA State Pub. School Bldg. Auth. Rev. Bonds
(Philadelphia School Dist.), FSA, 5 1/4s, 6/1/25
(Prerefunded)	AAA	3,000,000	3,401,070
(Career Inst. of Tech.), FGIC, NATL, 5s, 11/15/28	A1	1,000,000	945,040
(Northhampton Cnty.), Ser. B, AMBAC, 5s, 9/1/24	A	3,280,000	3,072,671
(School Dist. Philadelphia), Ser. B, FSA, 4 3/4s,
6/1/30	AAA	2,000,000	1,907,200
PA State Tpk. Comm. Rev. Bonds, Ser. A, AMBAC, 5s,
12/1/34	Aa3	2,055,000	1,999,721
PA State U. Rev. Bonds
5s, 9/1/29	Aa2	1,400,000	1,416,226
5s, 9/1/24	Aa2	2,000,000	2,077,420
Pennsbury, School Dist. G.O. Bonds, FSA, 5s, 8/1/25	Aa3	2,000,000	2,049,380
Philadelphia, G.O. Bonds
Ser. B, AGO, 7 1/8s, 7/15/38	AAA	500,000	529,380
Ser. A, FSA, 5 1/4s, 12/15/26	AAA	1,250,000	1,274,813
CIFG, 5s, 8/1/23	Baa1	1,980,000	1,824,313
Philadelphia, Auth. for Indl. Dev. Rev. Bonds, Ser. B,
FSA, 5 1/4s, 10/1/11 (Prerefunded)	AAA	1,690,000	1,853,981
Philadelphia, Auth. for Indl. Dev. VRDN (Fox Chase
Cancer Ctr.), Ser. A, .55s, 7/1/31 (Citizens Bank
of PA )	VMIG1	2,390,000	2,390,000
Philadelphia, Gas Wks. Rev. Bonds, Ser. A-1, FSA, 5s,

9/1/26	AAA	2,000,000	2,016,220
Philadelphia, Hosp. & Higher Ed. Fac. Auth. Rev. Bonds
(Graduate Hlth. Syst. Oblig. Group), 7 1/4s, 7/1/18
(In default) (NON)	D/P	2,409,932	723
(Graduate Hlth. Syst. Oblig. Group), 6 5/8s, 7/1/21
(In default) (NON)	D/P	712,148	214
(Jeanes Hlth. Syst.), 6.6s, 7/1/10 (Prerefunded)	Aaa	603,554	630,129
(Cmnty. College of Philadelphia), AMBAC, 5 1/2s,
5/1/18 (Prerefunded)	A	1,585,000	1,756,164
(Children's Hosp. of Philadelphia), Ser. A, 4 1/2s,
7/1/33	Aa2	1,500,000	1,196,910
Philadelphia, School Dist. G.O. Bonds
Ser. C, NATL, 5 3/4s, 3/1/29 (Prerefunded)	Aa3	4,310,000	4,519,423
Ser. B, FGIC, 5 5/8s, 8/1/21 (Prerefunded)	Aa3	3,000,000	3,405,360
Ser. A, AMBAC, 5s, 8/1/22	Aa3	1,000,000	1,008,680
Pocono Mountain, School Dist. G.O. Bonds, Ser. C, FSA,
5s, 9/1/34	Aa3	2,000,000	1,994,280
Sayre, Hlth. Care Fac. Auth. Rev. Bonds (Guthrie
Hlth.), Ser. A
5 7/8s, 12/1/31	A	565,000	506,404
5 7/8s, 12/1/31 (Prerefunded)	A	1,935,000	2,180,087
Scranton, G.O. Bonds, Ser. C, 7.1s, 9/1/31
(Prerefunded)	AAA/P	1,500,000	1,694,820
Snyder Cnty., Higher Ed. Auth. Rev. Bonds (Susquehanna
U.), 5s, 1/1/38	A2	1,000,000	909,280
State Pub. School Bldg. Auth. Rev. Bonds
(Richland School Dist.), FGIC, 5s, 11/15/29
(Prerefunded)	A	5,000,000	5,671,100
(Delaware Cnty. Cmnty. College), FSA, 5s, 10/1/27	Aa3	1,250,000	1,263,588
Susquehanna, Area Regl. Arpt. Syst. Auth. Rev. Bonds,
Ser. A, 6 1/2s, 1/1/38	Baa3	575,000	418,870
Upper Moreland Twp., School Dist. G.O. Bonds, AGO, 5s,
9/1/28	Aa2	1,635,000	1,653,034
Washington Cnty., Hosp. Auth. Rev. Bonds (WA Hosp.),
AMBAC, 5 1/2s, 7/1/17	A	1,200,000	1,237,884
Washington Cnty., Indl. Dev. Auth. Hlth. Care Fac.
Rev. Bonds (First Mtge. AHF/Central), 7 3/4s, 1/1/29	B/P	275,000	225,316
West Cornwall, Tpk. Muni. Auth. Rev. Bonds
(Elizabethtown College), 6s, 12/15/27 (Prerefunded)	BBB+	1,500,000	1,687,485
West Mifflin, Area School Dist. G.O. Bonds, FSA,
5 1/8s, 4/1/31	AAA	1,500,000	1,507,260
West Shore, Area Hosp. Auth. Rev. Bonds (Holy Spirit
Hosp.), 6 1/4s, 1/1/32	BBB	500,000	403,940
Wilkes-Barre, Fin. Auth. (Wilkes U.), 5s, 3/1/22	BBB	625,000	493,625
York Cnty., Indl. Dev. Auth. Rev. Bonds (PSEG Power,
LLC), Ser. A, 5 1/2s, 9/1/20	Baa1	750,000	719,783
			142,707,065

Puerto Rico (9.2%)
Children's Trust Fund Tobacco Settlement Rev. Bonds,
5 3/8s, 5/15/33	BBB	1,585,000	1,175,721
Cmnwlth. of PR, G.O. Bonds (Pub. Impt.), NATL, 5 3/4s,
7/1/26 (Prerefunded)	AA-	2,500,000	2,641,525
Cmnwlth. of PR, Aqueduct & Swr. Auth. Rev. Bonds, Ser.
A, 6s, 7/1/44	Baa3	2,250,000	2,015,460
Cmnwlth. of PR, Elec. Pwr. Auth. Rev. Bonds
Ser. WW, 5 1/4s, 7/1/25	A3	670,000	614,584
Ser. KK, 5s, 7/1/10	A3	500,000	502,205
Cmnwlth. of PR, Govt. Dev. Bank Rev. Bonds, Ser. B,
5s, 12/1/15	BBB	750,000	701,318
Cmnwlth. of PR, Hsg. Fin. Corp. Rev. Bonds, Ser. B,
GNMA Coll., FNMA Coll., FHLMC Coll., 4.45s, 6/1/27	Aaa	695,000	692,290
Cmnwlth. of PR, Indl. Tourist Edl. Med. & Env. Control
Fac. Rev. Bonds (Cogen. Fac.-AES), 6 5/8s, 6/1/26	Baa3	1,500,000	1,344,645
Cmnwlth. of PR, Muni. Fin. Agcy. G.O. Bonds, Ser. A,
5s, 8/1/11	Baa3	750,000	746,445
Cmnwlth. of PR, Pub. Bldg. Auth. Rev. Bonds (Govt.
Fac.)
Ser. N, Cmnwlth. of PR Gtd., 5 1/2s, 7/1/27	Baa3	1,500,000	1,340,775
Ser. I, Cmnwlth. of PR Gtd., 5 1/4s, 7/1/29	Baa3	685,000	583,791
Ser. I, Cmnwlth. of PR Gtd., 5 1/4s, 7/1/29
(Prerefunded)	Baa3	815,000	910,542
Ser. F, CIFG, Cmnwlth. of PR Gtd., 5s, 7/1/15	Baa3	1,505,000	1,411,615
Cmnwlth. of PR, Sales Tax Fin. Corp. Rev. Bonds, Ser.
A, NATL, zero %, 8/1/43	AA-	1,000,000	90,744
			14,771,660

Total municipal bonds and notes (cost $164,365,135)			$158,195,368

SHORT-TERM INVESTMENTS (0.2%)(a)
		Shares	Value

SSgA U.S. Government Money Market Fund (i)		300,000	$300,000

Total short-term investments (cost $300,000)			$300,000

TOTAL INVESTMENTS

Total investments (cost $164,665,135) (b)			$158,495,368

TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 2/28/09 (Unaudited)

			Fixed payments	Total return
Swap counterparty /		Termination	received (paid) by	received by	Unrealized
Notional amount		date	fund per annum	or paid by fund	appreciation

Citibank, N.A.
	$1,166,679	3/12/09	-	5.02% minus	$123,424
				Municipal Market
				Data Index AAA
				municipal yields
				15 Year rate

	2,500,000	3/19/09	-	4.64% minus	139,855
				Municipal Market
				Data Index AAA
				municipal yields
				15 Year rate

Total					$263,279

NOTES

(a) Percentages indicated are based on net assets of $159,837,865.

(RAT) The Moody's, Standard & Poor's or Fitch ratings indicated are believed to be the most recent ratings available at February 28, 2009 for the securities listed. Ratings are generally ascribed to securities at the time of issuance. While the agencies may from time to time revise such ratings, they undertake no obligation to do so, and the ratings do not necessarily represent what the agencies would ascribe to these securities at February 28, 2009. Securities rated by Putnam are indicated by "/P." Securities rated by Fitch are indicated by "/F." The rating of an insured security represents what is believed to be the most recent rating of the insurer's claims-paying ability available at February 28, 2009 and does not reflect any subsequent changes. Security ratings are defined in the Statement of Additional Information.

(b) The aggregate identified cost on a tax basis is $164,317,635, resulting in gross unrealized appreciation and depreciation of $5,554,280 and $11,676,547, respectively, or net unrealized depreciation of $6,122,267.

(NON) Non-income-producing security.

(i) Securities purchased with cash or received, that were pledged to the fund for collateral on certain swap contracts.

The rates shown on VRDN and FRN are the current interest rates at February 28, 2009.

The dates shown on debt obligations are the original maturity dates.

The fund had the following sector concentrations greater than 10% at February 28, 2009 (as a percentage of net assets):

Local Government	25.2%
Education	17.4
Healthcare	16.0
State Government	13.5
Utilities	10.2

The fund had the following insurance concentrations greater than 10% at February 28, 2009 (as a percentage of net assets):

FSA	19.3%
NATL	11.8

Security valuation Tax-exempt bonds and notes are generally valued on the basis of valuations provided by an independent pricing service approved by the Trustees. Such services use information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining value. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security at a given point in time and does not reflect an actual market price, which may be different by a material amount.

Total return swap contracts The fund may enter into total return swap contracts, which are arrangements to exchange a market-linked return for a periodic payment, both based on a notional principal amount. To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. Total return swap contracts are marked-to-market daily based upon quotations from market makers and the change, if any, is recorded as an unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain total return swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform.

Master agreements: The fund is a party to ISDA (International Swap and Derivatives Association, Inc.) Master Agreements (“Master Agreements”) with certain counterparties that govern over the counter derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreement, collateral posted to the fund is held in a segregated account by the fund’s custodian; collateral pledged by the fund is segregated by the fund’s custodian and identified in The fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund's future derivative activity.

In September 2006, the FASB issued Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157). SFAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. While the adoption of SFAS 157 does not have a material effect on the fund’s net asset value, it does require additional disclosures about fair value measurements. The Standard establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:

Level 1 – Valuations based on quoted prices for identical securities in active markets.

Level 2 – Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3 – Valuations based on inputs that are unobservable and significant to the fair value measurement.

The following is a summary of the inputs used to value the fund’s net assets as of February 28, 2009:

Valuation inputs	Investments in securities	Other financial instruments

Level 1	$300,000	$--

Level 2	158,195,368	263,279

Level 3	--	--

Total	$158,495,368	$263,279

Other financial instruments include futures, written options, TBA sale commitments, swaps and forward contracts which are valued at the unrealized appreciation/(depreciation) on the instrument.

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Pennsylvania Tax Exempt Income Fund

By (Signature and Title):

/s/ Janet C. Smith
Janet C. Smith
Principal Accounting Officer
Date: April 29, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Charles E. Porter
Charles E. Porter
Principal Executive Officer
Date: April 29, 2009

By (Signature and Title):

/s/ Steven D. Krichmar
Steven D. Krichmar
Principal Financial Officer
Date: April 29, 2009